Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Manning & Napier Fund, Inc.
Entity Central Index Key	0000751173
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-annual shareholder report
Core Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class I
Trading Symbol	EXCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$22	0.45%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 655,158,962
Holdings Count | Holdings	198
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$655,158,962
Number of Holdings	198
Portfolio Turnover (for the period ended 06/30/26)	30%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class S
Trading Symbol	EXCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$33	0.67%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.67%
Net Assets	$ 655,158,962
Holdings Count | Holdings	198
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$655,158,962
Number of Holdings	198
Portfolio Turnover (for the period ended 06/30/26)	30%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class W
Trading Symbol	MCBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$2	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 655,158,962
Holdings Count | Holdings	198
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$655,158,962
Number of Holdings	198
Portfolio Turnover (for the period ended 06/30/26)	30%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Core Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Core Bond Series
Class Name	Class Z
Trading Symbol	MCBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of Core Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$15	0.30%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 655,158,962
Holdings Count | Holdings	198
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$655,158,962
Number of Holdings	198
Portfolio Turnover (for the period ended 06/30/26)	30%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Unconstrained Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class I
Trading Symbol	MNCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.49%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%
Net Assets	$ 768,199,733
Holdings Count | Holdings	213
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$768,199,733
Number of Holdings	213
Portfolio Turnover (for the period ended 06/30/26)	22%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Unconstrained Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class S
Trading Symbol	EXCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$37	0.75%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 768,199,733
Holdings Count | Holdings	213
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$768,199,733
Number of Holdings	213
Portfolio Turnover (for the period ended 06/30/26)	22%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Unconstrained Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Unconstrained Bond Series
Class Name	Class W
Trading Symbol	MUBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Unconstrained Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$2	0.05%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.05%
Net Assets	$ 768,199,733
Holdings Count | Holdings	213
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$768,199,733
Number of Holdings	213
Portfolio Turnover (for the period ended 06/30/26)	22%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class I
Trading Symbol	MNHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.57%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
Net Assets	$ 1,475,021,070
Holdings Count | Holdings	102
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$1,475,021,070
Number of Holdings	102
Portfolio Turnover (for the period ended 06/30/26)	45%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

*	Less than 0.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class S
Trading Symbol	MNHYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$43	0.86%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 1,475,021,070
Holdings Count | Holdings	102
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$1,475,021,070
Number of Holdings	102
Portfolio Turnover (for the period ended 06/30/26)	45%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

*	Less than 0.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class W
Trading Symbol	MHYWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 1,475,021,070
Holdings Count | Holdings	102
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$1,475,021,070
Number of Holdings	102
Portfolio Turnover (for the period ended 06/30/26)	45%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

*	Less than 0.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

High Yield Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	High Yield Bond Series
Class Name	Class Z
Trading Symbol	MHYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$23	0.46%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
Net Assets	$ 1,475,021,070
Holdings Count | Holdings	102
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$1,475,021,070
Number of Holdings	102
Portfolio Turnover (for the period ended 06/30/26)	45%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

*	Less than 0.1%

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Diversified Tax Exempt Series (Class A)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt Series
Class Name	Class A
Trading Symbol	EXDVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class A of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$22	0.45%

Expenses are equal to Class A shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 173,424,859
Holdings Count | Holdings	119
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$173,424,859
Number of Holdings	119
Portfolio Turnover (for the period ended 06/30/26)	16%

Holdings [Text Block]	Top Ten States (% of total investments) (as of June 30, 2026)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Revenue Bonds	41.2
Municipal Bonds	1.2
General Obligation Bonds	48.8
Exchange-Traded Funds	2.7
U.S. Treasury Notes	4.6

Expressed as a percentage of net assets.

Diversified Tax Exempt Series (Class W)
Shareholder Report [Line Items]
Fund Name	Diversified Tax Exempt Series
Class Name	Class W
Trading Symbol	MNDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Diversified Tax Exempt Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$7	0.15%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%
Net Assets	$ 173,424,859
Holdings Count | Holdings	119
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$173,424,859
Number of Holdings	119
Portfolio Turnover (for the period ended 06/30/26)	16%

Holdings [Text Block]	Top Ten States (% of total investments) (as of June 30, 2026)
Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.5
Revenue Bonds	41.2
Municipal Bonds	1.2
General Obligation Bonds	48.8
Exchange-Traded Funds	2.7
U.S. Treasury Notes	4.6

Expressed as a percentage of net assets.

Callodine Equity Income Series (Class I)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class I
Trading Symbol	CEIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.95%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.95%
Net Assets	$ 233,194,571
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$233,194,571
Number of Holdings	34
Portfolio Turnover (for the period ended 06/30/26)	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

Callodine Equity Income Series (Class S)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class S
Trading Symbol	CEISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$63	1.20%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%
Net Assets	$ 233,194,571
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$233,194,571
Number of Holdings	34
Portfolio Turnover (for the period ended 06/30/26)	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

Callodine Equity Income Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Callodine Equity Income Series
Class Name	Class Z
Trading Symbol	CEIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of Callodine Equity Income Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$42	0.80%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 233,194,571
Holdings Count | Holdings	34
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$233,194,571
Number of Holdings	34
Portfolio Turnover (for the period ended 06/30/26)	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of June 30, 2026)

Top Investment Types	%
Cash, short-term investment, and other assets, less liabilities	1.2
Common Stocks	98.8

Expressed as a percentage of net assets.

Credit Series (Class I)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class I
Trading Symbol	MCDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.50%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 302,301,500
Holdings Count | Holdings	159
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$302,301,500
Number of Holdings	159
Portfolio Turnover (for the period ended 06/30/26)	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Credit Series (Class S)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class S
Trading Symbol	MCDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$34	0.69%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%
Net Assets	$ 302,301,500
Holdings Count | Holdings	159
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$302,301,500
Number of Holdings	159
Portfolio Turnover (for the period ended 06/30/26)	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Credit Series (Class W)
Shareholder Report [Line Items]
Fund Name	Credit Series
Class Name	Class W
Trading Symbol	MCDWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Credit Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 302,301,500
Holdings Count | Holdings	159
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$302,301,500
Number of Holdings	159
Portfolio Turnover (for the period ended 06/30/26)	27%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Systematic High Yield Bond Series (Class I)
Shareholder Report [Line Items]
Fund Name	Systematic High Yield Bond Series
Class Name	Class I
Trading Symbol	MSHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class I of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.60%

Expenses are equal to Class I shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 27,129,405
Holdings Count | Holdings	260
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$27,129,405
Number of Holdings	260
Portfolio Turnover (for the period ended 06/30/26)	103%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Systematic High Yield Bond Series (Class S)
Shareholder Report [Line Items]
Fund Name	Systematic High Yield Bond Series
Class Name	Class S
Trading Symbol	MSYSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class S of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$43	0.85%

Expenses are equal to Class S shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
Net Assets	$ 27,129,405
Holdings Count | Holdings	260
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$27,129,405
Number of Holdings	260
Portfolio Turnover (for the period ended 06/30/26)	103%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Systematic High Yield Bond Series (Class W)
Shareholder Report [Line Items]
Fund Name	Systematic High Yield Bond Series
Class Name	Class W
Trading Symbol	MSHWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class W of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class W	$5	0.10%

Expenses are equal to Class W shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%
Net Assets	$ 27,129,405
Holdings Count | Holdings	260
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$27,129,405
Number of Holdings	260
Portfolio Turnover (for the period ended 06/30/26)	103%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Systematic High Yield Bond Series (Class Z)
Shareholder Report [Line Items]
Fund Name	Systematic High Yield Bond Series
Class Name	Class Z
Trading Symbol	MSYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Class Z of Systematic High Yield Bond Series, a series of Manning & Napier Fund Inc., for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.manning-napier.com/products/mutual-funds. You can also request this information by contacting us at (800) 466‑3863. Shareholders who own the Fund through a third-party advisor or intermediary platform should contact their financial advisor directly for additional information.
Additional Information Phone Number	(800) 466‑3863
Additional Information Website	www.manning-napier.com/products/mutual-funds
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$23	0.45%

Expenses are equal to Class Z shares' annualized expense ratio (for the six-month period) multiplied by the average account value over the period. The Class' expenses would have been higher had certain expenses not been waived or reimbursed during the period.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 27,129,405
Holdings Count | Holdings	260
Investment Company, Portfolio Turnover	103.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2026)
Net Assets	$27,129,405
Number of Holdings	260
Portfolio Turnover (for the period ended 06/30/26)	103%

Holdings [Text Block]

Sector Allocation (% of net assets)

(as of June 30, 2026)

The Global Industry Classification Standard (GICS) was developed by and is exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor's a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.